Leases (Details Narrative) - USD ($)	Mar. 01, 2021	Jan. 31, 2022	Dec. 29, 2021	Jan. 31, 2021
Leases
Wrote-off net right of use asset and corresponding lease liability	$ 22,870
Operating lease liability	$ 328,148	$ 3,631,954	$ 2,129,084	$ 1,366,171